Fees Summary	Dec. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 538,000
Previously Paid Amount	0.00
Total Fee Amount	82.37
Total Offset Amount	0.00
Net Fee	82.37
Narrative - Max Aggregate Offering Price	$ 538,000
Final Prospectus	true